Subsequent Events (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Issuance of Common Stock	$ 1,994,800
Proceeds from sale and disposal of equipment	1,154,180	257,557
Subsequent Event [Member]
Issuance of Common Stock	1,200,000
Common Stock Issued Per Share	$ 0.35
Proceeds from sale and disposal of equipment	534,000
Construction in Progress, Gross	233,000
Gain (Loss) on Sale of Assets and Asset Impairment Charges	$ 301,000